Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Assets	R 44,692	R 36,736	R 39,521
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	77	59
Financial assets at fair value through profit or loss | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	306	271
Financial assets at fair value through profit or loss | Restricted investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	837	1,256
Financial assets at fair value through profit or loss | Restricted investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	68	506
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(5,003)	(422)
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R 0	R 0
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	9.80%
Maximum Fair Value	R 316
Fair value model [member] | ARM BBEE Trust | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	10.00%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	10.00%